Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

NOTE 5. CASH AND CASH EQUIVALENTS
Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. A financial asset is classified as cash equivalent if it can be readily convertible into a certain amount of cash and its risk of changes in value is immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.
Cash and cash equivalents break down as follows:

	12.31.25	12.31.24	12.31.23
Cash and Due from Banks	9,367,222,727	8,872,753,639	5,717,518,496
Argentine Central Bank’s Bills and Notes Maturing within 90 days(1)	—	—	76,037,501
Receivables from Repurchase transactions(2)	—	—	3,324,790,950
Loans to Financial Institutions(3)	—	54,329,638	17,187,922
Overnight Placements in Foreign Banks(3)	894,642,085	406,848,599	50,359,231
Mutual Funds(4) (5)	10,578,443	149,934,737	139,755,592
Time Deposits Maturing within 90 days(1)	—	—	34,146,010
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A. (4) (6)	—	259,181,258	—
Total Cash and Cash Equivalents	10,272,443,255	9,743,047,871	9,359,795,702
(1)Included within Debt Securities at Fair Value through Profit or Loss.
(2)Included within Repurchase Transactions with original maturities of less than three months.
(3)Included within Loans and Other Financing with maturities of less than three months.
(4)Included within Other Financial Assets with maturities of less than three months.
(5)Mutual funds are comprised of assets with a liquidity of less than three months.
(6)Includes transactions involving the sale of government securities to be settled, agreed on a one‑day basis, with the Argentine Central Bank.
The reconciliation of financing activities as of December 31, 2025, 2024 and 2023 is presented below:

Item	Balances at 12.31.24	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.25
Lease Liabilities	70,662,225	(34,285,087)	—	7,819,750	44,196,888
Debt Securities	1,327,992,931	(941,317,483)	1,704,506,242	(468,841,323)	1,622,340,367
Subordinated Debt Securities	350,069,829	—	—	26,120,916	376,190,745
Financing Received from the Argentine Central Bank and Other Financial Institutions	581,156,334	(2,009,391,569)	2,357,372,699	(47,391,752)	881,745,712
Total	2,329,881,319	(2,984,994,139)	4,061,878,941	(482,292,409)	2,924,473,712

Item	Balances at 12.31.23	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.24
Lease Liabilities	84,395,031	(17,120,087)	—	3,387,281	70,662,225
Debt Securities	265,597,819	(280,207,265)	1,413,380,966	(70,778,589)	1,327,992,931
Subordinated Debt Securities	589,009,699	—	—	(238,939,870)	350,069,829
Financing Received from the Argentine Central Bank and Other Financial Institutions	395,690,863	(1,106,251,456)	1,344,423,293	(52,706,366)	581,156,334
Total	1,334,693,412	(1,403,578,808)	2,757,804,259	(359,037,544)	2,329,881,319

Item	Balances at 12.31.22	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.23
Lease Liabilities	68,471,208	(18,256,119)	—	34,179,942	84,395,031
Debt Securities	600,396,157	(450,289,950)	214,908,474	(99,416,862)	265,597,819
Subordinated Debt Securities	405,046,690	—	—	183,963,009	589,009,699
Financing Received from the Argentine Central Bank and Other Financial Institutions	334,261,698	(961,743,051)	1,070,749,493	(47,577,277)	395,690,863
Total	1,408,175,753	(1,430,289,120)	1,285,657,967	71,148,812	1,334,693,412
The composition of the item "Other Operations" within the section of adjustments to obtain activities cash flows is detailed below:

Items	12.31.25	12.31.24	12.31.23
Monetary position	4,859,384,205	4,389,203,488	4,971,392,307
Exchange rate	(3,528,697,851)	(1,416,072,183)	(1,207,335,814)
Others non-cash items	(348,903,345)	(655,185,394)	9,006,895
Total	981,783,009	2,317,945,911	3,773,063,388
Non-cash transactions:
On December 6, 2024 Grupo Financiero Galicia S.A. and Banco Galicia acquired, directly and indirectly, 99.99383% of the capital stock and votes of HSBC Bank Argentina S.A. and 100% of HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A. and HSBC Seguros de Retiro (Argentina) S.A. for a total amount of Ps.1,051,367,753 (Note 15).
As of December 31, 2024 the following transactions did not result in cash movements:
•Issuance of shares of Ps.896,109,444,
•Issuance of a Negotiable Obligation without public offering in favor of HSBC Latin America B.V. in the amount of Ps.108,443,593 (US$81,158, at the exchange rate in effect on the cancellation date),
•Liability in favor of HSBC Latin American B.V. in the amount of Ps.19,133,177 (US$14,319, at the exchange rate in effect on the cancellation date) and,
•Effects of inflation: Ps.27,681,539.
The risk analysis for cash and cash equivalents is presented in Note 45. Related parties information is disclosed in Note 51.